Cash and Investments (Tables)	12 Months Ended
Dec. 27, 2014
Investments and Cash [Abstract]
Schedule of Total Cash and Investments [Table Text Block]
Cash and investments at the end of each period were as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013
Available-for-sale investments	$13,038	$18,086
Cash	805	854
Equity method investments	1,446	1,038
Loans receivable	971	1,072
Non-marketable cost method investments	1,769	1,270
Reverse repurchase agreements	718	800
Trading assets	9,063	8,441
Total cash and investments	$27,810	$31,561

Schedule of Available-for-sale Securities [Line Items]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
Available-for-sale investments at the end of each period were as follows:

	December 27, 2014				December 28, 2013
(In Millions)	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Asset-backed securities	$8	$—	$(2)	$6	$11	$—	$(2)	$9
Corporate debt	2,040	13	(5)	2,048	4,254	15	(3)	4,266
Financial institution instruments	3,146	2	(1)	3,147	5,654	5	(1)	5,658
Government debt	741	—	(1)	740	1,932	1	(1)	1,932
Marketable equity securities	3,318	3,779	—	7,097	3,340	2,881	—	6,221
Total available-for-sale investments	$9,253	$3,794	$(9)	$13,038	$15,191	$2,902	$(7)	$18,086

Equity Method Investments [Table Text Block]
Equity method investments, classified within other long-term assets, at the end of each period were as follows:

	December 27, 2014		December 28, 2013
(Dollars In Millions)	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
IM Flash Technologies, LLC	$713	49%	$646	49%
Cloudera, Inc.	280	17%	—	—%
Intel-GE Care Innovations, LLC	108	50%	117	50%
Other equity method investments	345		275
Total	$1,446		$1,038

Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments Classified by Contractual Maturity Date [Table Text Block]
The amortized cost and fair value of available-for-sale debt investments, by contractual maturity, as of December 27, 2014 were as follows:

(In Millions)	Cost	Fair Value
Due in 1 year or less	$3,490	$3,500
Due in 1–2 years	1,003	1,004
Due in 2–5 years	964	962
Instruments not due at a single maturity date	478	475
Total	$5,935	$5,941